UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2




1.	Name and address of issuer:

              Mutual Fund Select Group
              One Chase Manhattan Plaza,  3rd Floor
              New York, New York  10081

2          Name of each series or class of securities for
which this Form is filed (if the Form is being filed for all series and classes of securities of thee issuer, check the box but not list series or classes):


3.     Investment Company Act File Number:   811-07843

         Securities Act File Number:               333-13317


4(a). Last day of fiscal year for which this notice is
        filed:                                            October 31, 1997

4(b)	  Check box if this Form is being filed late
(i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note:  	If the form is being filed late, interest must be
paid on the registration fee due.

                       NOT APPLICABLE


4(c).   Check box if this is the last time the issuer will
be filing this Form.

                      NOT APPLICABLE



5.      Calculation of registration fee:

	(I) Aggregate  sale  price  of  securities  sold  during
                 the fiscal year pursuant to section 24(f):  3,657,727,191

	(ii) Aggregate price of securities redeemed or repurchased during the fiscal year: 501,386,844

	(iii) Aggregate  price of securities redeemed
	      or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce reduction fees payable
	      to the commission:                         0

	(iv) Total available redemption credits [add Items 5(ii) and 5(iii):
                                                         501,386,844

 (v) Net Sales -- if Item 5(I) is greater than Item 5(iv)
                [subtract Item 5(iv) from Item 5(I)]:   3,156,340,347


           (vi) Redemption credits available for use in
                 future years         $(               )
                  -- if Item 5(I) is less than Item 5(iv) [subtract Item
                 5(iv) from Item 5(i)]:

           (vii) Multiplier for determining registration fee (see
                   Instruction  C.9):       x  .000295

	(viii) Registration fee due  [multiply Item 5(v) by Item
	        5(vii)] (enter "0" if no fee is due):     $931,120.40



6.	Prepaid Shares

If the response to item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or otherunits) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.


7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see instruction D):

									                                              +$__________


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                        = $931,120.40


9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
                                 January 21, 1998

                                Method of Delivery:

                                [x]   Wire Transfer
                                        Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title)*
____________________________________________

____________________________________________
/s/ Martin R. Dean,    Treasurer

Date  ______________________


* Please print the name and title of the signing officer below the signature.